FTXX961913 | VGOF-P85 0622

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED JUNE 29, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

I.	Effective June 29, 2022, the following changes are made to the Summary Prospectus, Prospectus and SAI of Franklin Global Market Neutral Fund:

a)	All references to Russell Shtern in the section entitled “Management—Portfolio managers” in the fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:

Vaneet Chadha, CFA	Portfolio Manager	June 2022
Sundaram Chettiappan, CFA	Portfolio Manager	June 2022

b)	All references to Russell Shtern in the section entitled “More on fund management—Portfolio managers” in the fund’s Prospectus are deleted in their entirety and replaced with the following:

Vaneet Chadha, CFA	Vice President, Portfolio Manager and director of Style Premia and Volatility Management for Franklin Templeton Investment Solutions (“FTIS”). Prior to joining Franklin Templeton in 2012, Mr. Chadha served as a quantitative developer at Citadel LLC. He entered the financial services industry in 2005. He holds a Bachelor of Computer Engineering from University of Delhi and a M.S. in Quantitative and Computational Finance from Georgia Institute of Technology.	June 2022
Sundaram Chettiappan, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Prior to joining Franklin Templeton in 2018, Mr. Chettiappan served as a senior quantitative researcher at Balyasny Asset Management. Previously, Mr. Chettiappan spent 12 years at McKinley Capital Management working on multi-factor alpha modeling and portfolio construction covering Global and Non-US equities. He entered the financial services industry in 2006. He holds a Bachelor of Engineering Computer Sciences and Engineering from the College of Engineering Guindy, Anna University and a M.S. in Quantitative and Computational Finance from Georgia Institute of Technology.	June 2022

c)

All references to Russell Shtern in the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Other Accounts Managed by the Portfolio Managers” in the fund’s SAI are deleted in their entirety and replaced with the following:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions) ($)
Vaneet Chadha, CFA*	Registered Investment Companies	3	0.85	None	None
	Other Pooled Investment Vehicles	9	0.45	None	None
	Other Accounts	2	0.00	None	None

Sundaram Chettiappan, CFA*	Registered Investment Companies	9	2.38	None	None
	Other Pooled Investment Vehicles	10	1.22	None	None
	Other Accounts	1	0.09	None	None

*	The information is as of May 31, 2022 and does not reflect additional accounts (including the Fund) for which Messrs. Chadha and Sundaram will join the portfolio management team on June 29, 2022.

d)

All references to Russell Shtern in the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Portfolio Managers Securities Ownership” in the fund’s SAI are deleted in their entirety and replaced with the following:

Vaneet Chadha, CFA	None*
Sundaram Chettiappan, CFA	None*

*	The information is as of May 31, 2022.

II.	Effective June 29, 2022, the following changes are made to the Summary Prospectus, Prospectus and SAI of Franklin S&P 500 Index Fund:

a)	All references to Russell Shtern in the section entitled “Management—Portfolio managers” in the fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:

Christopher W. Floyd, CFA	Portfolio Manager	June 2022
Joseph S. Giroux	Portfolio Manager	June 2022

b)	All references to Russell Shtern in the section entitled “More on fund management—Portfolio managers” in the fund’s Prospectus are deleted in their entirety and replaced with the following:

Christopher W. Floyd, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Mr. Floyd was formerly a member of the Equity Portfolio Manager group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in October 2020 to create FTIS. Previously, Mr. Floyd served as a developed markets senior portfolio manager at Batterymarch Financial Management, Inc. (“Batterymarch”), which merged with QS Investors in 2014. Prior to joining Batterymarch, he held positions at Cigna Investment Management, Urban & Associates, Inc. and Bay State Federal Savings Bank. He holds a B.A. in Economics from Dartmouth College and an M.B.A. in Management from Cornell University.	June 2022
Joseph S. Giroux	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Mr. Giroux was formerly a member of the Equity Portfolio Management group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in October 2020 to create FTIS. Previously, he served as a portfolio manager at Batterymarch Financial Management, Inc. (“Batterymarch”), which merged with QS Investors in 2014. Prior to joining Batterymarch, Mr. Giroux was a portfolio manager at Wells Capital Management, Evergreen Investments, The Boston Company Asset Management and Standish Ayer & Wood. Mr. Giroux was also a quantitative analyst at Invesco. He has a B.S. in Computer Science and a M.S. in Information Technology from New England Institute of Technology.	June 2022

c)

All references to Russell Shtern in the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Other Accounts Managed by the Portfolio Managers” in the fund’s SAI are deleted in their entirety and replaced with the following:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions) ($)
Christopher W. Floyd CFA*	Registered Investment Companies	12	1.60	None	None
	Other Pooled Investment Vehicles	10	0.64	None	None
	Other Accounts	8	0.11	None	None

Joseph S. Giroux*	Registered Investment Companies	10	0.93	None	None
	Other Pooled Investment Vehicles	9	0.62	None	None
	Other Accounts	5	0.06	None	None

*	The information is as of May 31, 2022 and does not reflect additional accounts (including the Fund) for which Messrs. Floyd and Giroux will join the portfolio management team on June 29, 2022.

d)

All references to Russell Shtern in the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Portfolio Managers Securities Ownership” in the fund’s SAI are deleted in their entirety and replaced with the following:

Christopher W. Floyd CFA*	None*
Joseph S. Giroux	None*

*	The information is as of May 31, 2022.

III.	Effective June 29, 2022, the following changes are made to the Summary Prospectus, Prospectus and SAI of Franklin U.S. Large Cap Equity Fund:

a)	All references to Russell Shtern in the section entitled “Management—Portfolio managers” in the fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:

Joseph S. Giroux	Portfolio Manager	June 2022

b)	All references to Russell Shtern in the section entitled “More on fund management—Portfolio managers” in the fund’s Prospectus are deleted in their entirety and replaced with the following:

Joseph S. Giroux	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Mr. Giroux was formerly a member of the Equity Portfolio Management group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in October 2020 to create FTIS. Previously, he served as a portfolio manager at Batterymarch Financial Management, Inc. (“Batterymarch”), which merged with QS Investors in 2014. Prior to joining Batterymarch, Mr. Giroux was a portfolio manager at Wells Capital Management, Evergreen Investments, The Boston Company Asset Management and Standish Ayer & Wood. Mr. Giroux was also a quantitative analyst at Invesco. He has a B.S. in Computer Science and a M.S. in Information Technology from New England Institute of Technology.	June 2022

c)

All references to Russell Shtern in the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Other Accounts Managed by the Portfolio Managers” in the fund’s SAI are deleted in their entirety and replaced with the following:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions) ($)
Joseph S. Giroux*	Registered Investment Companies	10	0.93	None	None
	Other Pooled Investment Vehicles	9	0.62	None	None
	Other Accounts	5	0.06	None	None

*	The information is as of May 31, 2022 and does not reflect additional accounts (including the Fund) for which Mr. Giroux will join the portfolio management team on June 29, 2022.

d)

All references to Russell Shtern in the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Portfolio Managers Securities Ownership” in the fund’s SAI are deleted in their entirety and replaced with the following:

Joseph S. Giroux	None*

*	The information is as of May 31, 2022.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Franklin Global Market Neutral Fund	January 28, 2022

LEGG MASON PARTNERS INVESTMENT TRUST

Franklin S&P 500 Index Fund	January 28, 2022
Franklin U.S. Large Cap Equity Fund	March 31, 2022

Please retain this supplement for future reference.

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